UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21411
Investment Company Act File Number
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 134.6%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 3.3%
		Aveos Fleet Performance, Inc.
	70	Revolving Loan, 3.86%, Maturing March 12, 2013(2)	$69,950
	47	Term Loan, 11.25%, Maturing March 12, 2013	46,633
	128	Term Loan - Second Lien, 10.75%, Maturing March 12, 2015(3)	121,871
		Booz Allen Hamilton, Inc.
	495	Term Loan, 6.00%, Maturing July 31, 2015	496,547
		DAE Aviation Holdings, Inc.
	894	Term Loan, 4.06%, Maturing July 31, 2014	888,541
	925	Term Loan, 4.06%, Maturing July 31, 2014	919,976
		Delos Aircraft, Inc.
	625	Term Loan, 7.00%, Maturing March 17, 2016	633,036
		Doncasters (Dunde HoldCo 4 Ltd.)
	394	Term Loan, 4.26%, Maturing July 13, 2015	373,368
	394	Term Loan, 4.76%, Maturing July 13, 2015	373,368
GBP	500	Term Loan - Second Lien, 6.60%, Maturing January 13, 2016	723,836
		DynCorp International, LLC
	898	Term Loan, 6.25%, Maturing July 5, 2016	907,401
		Evergreen International Aviation
	910	Term Loan, 10.50%, Maturing October 31, 2011(3)	906,052
		Hawker Beechcraft Acquisition
	2,861	Term Loan, 2.27%, Maturing March 26, 2014	2,559,133
	171	Term Loan, 2.30%, Maturing March 26, 2014	153,395
		IAP Worldwide Services, Inc.
	825	Term Loan, 8.25%, Maturing December 30, 2012	823,359
		International Lease Finance Co.
	850	Term Loan, 6.75%, Maturing March 17, 2015	860,777
		Spirit AeroSystems, Inc.
	1,561	Term Loan, 3.55%, Maturing September 30, 2016	1,573,400
		TransDigm, Inc.
	2,150	Term Loan, 5.00%, Maturing December 6, 2016	2,187,223
		Triumph Group, Inc.
	572	Term Loan, 4.50%, Maturing June 16, 2016	576,845
		Wesco Aircraft Hardware Corp.
	1,014	Term Loan, 2.51%, Maturing September 30, 2013	1,015,828
		Wyle Laboratories, Inc.
	871	Term Loan, 7.75%, Maturing March 25, 2016	877,695

			$17,088,234

Air Transport — 0.1%
		Delta Air Lines, Inc.
	742	Term Loan, 2.25%, Maturing April 30, 2012	$740,182

			$740,182

Automotive — 5.1%
		Adesa, Inc.
	1,944	Term Loan, 3.01%, Maturing October 18, 2013	$1,944,174
		Allison Transmission, Inc.
	3,811	Term Loan, 3.02%, Maturing August 7, 2014	3,808,564
		Autotrader.com, Inc.
	1,100	Term Loan, 4.75%, Maturing December 15, 2016	1,111,912
		Federal-Mogul Corp.
	2,451	Term Loan, 2.20%, Maturing December 29, 2014	2,387,103
	3,080	Term Loan, 2.20%, Maturing December 28, 2015	2,999,748

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Ford Motor Co.
3,235	Term Loan, 3.02%, Maturing December 16, 2013	$3,246,982
	Goodyear Tire & Rubber Co.
5,400	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	5,317,650
	HHI Holdings, LLC
963	Term Loan, 10.50%, Maturing March 30, 2015	979,386
	Keystone Automotive Operations, Inc.
1,306	Term Loan, 3.76%, Maturing January 12, 2012	1,205,187
	Metaldyne, LLC
923	Term Loan, 7.75%, Maturing October 28, 2016	945,755
	TriMas Corp.
142	Term Loan, 6.00%, Maturing August 2, 2011	143,119
2,740	Term Loan, 6.00%, Maturing December 15, 2015	2,760,843

		$26,850,423

Beverage and Tobacco — 0.2%
	Green Mountain Coffee Roasters
1,100	Term Loan, 5.50%, Maturing December 16, 2016	$1,106,188

		$1,106,188

Building and Development — 2.1%
	Armstrong World Industries, Inc.
650	Term Loan, 5.00%, Maturing May 23, 2017	$660,481
	Beacon Sales Acquisition, Inc.
1,078	Term Loan, 2.29%, Maturing September 30, 2013	1,059,373
	Brickman Group Holdings, Inc.
1,175	Term Loan, 7.25%, Maturing October 14, 2016	1,201,438
	Forestar USA Real Estate Group, Inc.
244	Revolving Loan, 0.67%, Maturing August 6, 2013(2)	234,610
2,240	Term Loan, 6.50%, Maturing August 6, 2015	2,206,517
	NCI Building Systems, Inc.
252	Term Loan, 8.00%, Maturing April 18, 2014	248,804
	November 2005 Land Investors, LLC
305	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	68,589
	Panolam Industries Holdings, Inc.
1,633	Term Loan, 8.25%, Maturing December 31, 2013	1,513,598
	RE/MAX International, Inc.
1,886	Term Loan, 5.50%, Maturing April 15, 2016	1,904,608
	Realogy Corp.
139	Term Loan, 3.26%, Maturing October 10, 2013	135,021
667	Term Loan, 3.29%, Maturing October 10, 2013	647,902
	South Edge, LLC
1,588	Term Loan, 0.00%, Maturing October 31, 2009(6)	829,469

		$10,710,410

Business Equipment and Services — 11.3%
	Activant Solutions, Inc.
153	Term Loan, 2.31%, Maturing May 2, 2013	$151,546
916	Term Loan, 4.81%, Maturing February 2, 2016	925,551
	Advantage Sales & Marketing, Inc.
1,850	Term Loan, 5.25%, Maturing December 18, 2017	1,866,511
	Affinion Group, Inc.
3,697	Term Loan, 5.00%, Maturing October 10, 2016	3,727,101
	Allied Barton Security Service
965	Term Loan, 7.75%, Maturing February 18, 2015	966,392
	Dealer Computer Services, Inc.
1,560	Term Loan, 5.25%, Maturing April 21, 2017	1,576,149
	Education Management, LLC
4,020	Term Loan, 2.06%, Maturing June 3, 2013	3,958,654

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Fifth Third Processing Solution
	925	Term Loan, 5.50%, Maturing November 3, 2016	$940,725
		First American Corp.
	920	Term Loan, 4.75%, Maturing April 12, 2016	929,003
		Infogroup, Inc.
	721	Term Loan, 6.25%, Maturing July 1, 2016	731,294
		iPayment, Inc.
	2,215	Term Loan, 2.31%, Maturing May 10, 2013	2,181,340
		Kronos, Inc.
	1,009	Term Loan, 2.05%, Maturing June 11, 2014	1,007,619
		Language Line, Inc.
	2,175	Term Loan, 6.25%, Maturing July 3, 2016	2,196,750
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	902,500
		NE Customer Service
	1,661	Term Loan, 6.00%, Maturing March 23, 2016	1,660,200
		Protection One Alarm Monitor, Inc.
	1,678	Term Loan, 6.00%, Maturing May 16, 2016	1,684,724
		Quantum Corp.
	154	Term Loan, 3.80%, Maturing July 14, 2014	152,786
		Quintiles Transnational Corp.
	982	Term Loan, 2.31%, Maturing March 29, 2013	982,527
	1,700	Term Loan - Second Lien, 4.31%, Maturing March 31, 2014	1,702,125
		Sabre, Inc.
	5,999	Term Loan, 2.28%, Maturing September 30, 2014	5,620,578
		Safenet, Inc.
	1,979	Term Loan, 2.76%, Maturing April 12, 2014	1,969,590
		Serena Software, Inc.
	474	Term Loan, 2.30%, Maturing March 10, 2013	474,198
		Sitel (Client Logic)
	1,567	Term Loan, 5.80%, Maturing January 30, 2014	1,541,243
		Softlayer Tech, Inc.
	650	Term Loan, 7.75%, Maturing November 5, 2016	656,771
		Solera Holdings, LLC
EUR	727	Term Loan, 2.81%, Maturing May 16, 2014	982,926
		SunGard Data Systems, Inc.
	2,166	Term Loan, 2.01%, Maturing February 28, 2014	2,161,389
	6,642	Term Loan, 3.91%, Maturing February 26, 2016	6,684,476
		TransUnion, LLC
	1,915	Term Loan, 6.75%, Maturing June 15, 2017	1,943,906
		Travelport, LLC
	553	Term Loan, 4.80%, Maturing August 21, 2015	539,197
	4,062	Term Loan, 4.96%, Maturing August 21, 2015	3,962,739
EUR	1,054	Term Loan, 5.50%, Maturing August 21, 2015	1,382,052
		West Corp.
	283	Term Loan, 2.74%, Maturing October 24, 2013	282,411
	1,971	Term Loan, 4.59%, Maturing July 15, 2016	1,994,386
	692	Term Loan, 4.61%, Maturing July 15, 2016	700,705

			$59,140,064

Cable and Satellite Television — 10.1%
		Atlantic Broadband Finance, LLC
	1,400	Term Loan, 5.00%, Maturing November 27, 2015	$1,412,686
		Bragg Communications, Inc.
	2,080	Term Loan, 2.79%, Maturing August 31, 2014	2,056,724
		Bresnan Communications, LLC
	1,250	Term Loan, 4.50%, Maturing December 14, 2017	1,264,063
		Casema NV
EUR	1,000	Term Loan - Second Lien, 5.62%, Maturing March 14, 2016	1,380,703

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Cequel Communications, LLC
	2,151	Term Loan, 2.26%, Maturing November 5, 2013	$2,152,643
		Charter Communications Operating, LLC
	3,943	Term Loan, 2.26%, Maturing March 6, 2014	3,948,213
	997	Term Loan, 3.56%, Maturing September 6, 2016	1,001,667
		CSC Holdings, Inc.
	2,885	Term Loan, 2.01%, Maturing March 29, 2016	2,900,318
		Foxco Acquisition Sub, LLC
	561	Term Loan, 7.50%, Maturing July 14, 2015	562,014
		Insight Midwest Holdings, LLC
	3,304	Term Loan, 2.02%, Maturing April 7, 2014	3,298,950
		Kabel Deutschland GmbH
EUR	2,000	Term Loan, 4.87%, Maturing December 13, 2016	2,764,829
		MCC Iowa, LLC
	5,660	Term Loan, 2.01%, Maturing January 31, 2015	5,518,141
		Mediacom Broadband, LLC
	1,468	Term Loan, 4.50%, Maturing October 23, 2017	1,470,377
		Mediacom Illinois, LLC
	3,646	Term Loan, 2.01%, Maturing January 31, 2015	3,528,174
	988	Term Loan, 5.50%, Maturing March 31, 2017	986,575
		Mediacom, LLC
	821	Term Loan, 4.50%, Maturing October 23, 2017	821,901
		ProSiebenSat.1 Media AG
EUR	93	Term Loan, 2.54%, Maturing July 2, 2014	122,321
EUR	904	Term Loan, 2.54%, Maturing July 2, 2014	1,194,874
EUR	369	Term Loan, 3.68%, Maturing March 6, 2015	463,121
EUR	2,187	Term Loan, 2.91%, Maturing June 26, 2015	2,910,670
EUR	97	Term Loan, 2.91%, Maturing July 3, 2015	129,357
EUR	369	Term Loan, 3.93%, Maturing March 4, 2016	463,121
EUR	378	Term Loan, 8.30%, Maturing March 6, 2017(3)	456,971
EUR	520	Term Loan - Second Lien, 5.05%, Maturing September 2, 2016	634,918
		UPC Broadband Holding B.V.
	1,686	Term Loan, 3.76%, Maturing December 30, 2016	1,685,417
EUR	2,353	Term Loan, 4.54%, Maturing December 31, 2016	3,210,834
	1,264	Term Loan, 3.76%, Maturing December 29, 2017	1,267,059
EUR	1,619	Term Loan, 4.79%, Maturing December 31, 2017	2,203,479
		Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.53%, Maturing December 31, 2015	1,611,529
		YPSO Holding SA
EUR	211	Term Loan, 4.62%, Maturing June 16, 2014(3)	246,331
EUR	252	Term Loan, 4.62%, Maturing June 16, 2014(3)	293,868
EUR	548	Term Loan, 4.62%, Maturing June 16, 2014(3)	638,300

			$52,600,148

Chemicals and Plastics — 6.7%
		Arizona Chemical, Inc.
	544	Term Loan, 6.75%, Maturing November 21, 2016	$552,764
		Brenntag Holding GmbH and Co. KG
	220	Term Loan, 3.77%, Maturing January 20, 2014	221,078
	1,493	Term Loan, 3.77%, Maturing January 20, 2014	1,499,834
		Celanese Holdings, LLC
	1,477	Term Loan, 3.30%, Maturing October 31, 2016	1,494,568
		Hexion Specialty Chemicals, Inc.
	483	Term Loan, 4.06%, Maturing May 5, 2015	476,469
	766	Term Loan, 4.06%, Maturing May 5, 2015	770,482
	1,717	Term Loan, 4.06%, Maturing May 5, 2015	1,726,627
		Houghton International, Inc.
	825	Term Loan, Maturing January 29, 2016(7)	839,438

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Huntsman International, LLC
	2,136	Term Loan, 1.80%, Maturing April 21, 2014	$2,127,980
	855	Term Loan, 2.53%, Maturing June 30, 2016	856,778
		INEOS Group
	2,563	Term Loan, 7.50%, Maturing December 16, 2013	2,659,488
	2,478	Term Loan, 8.00%, Maturing December 16, 2014	2,570,626
EUR	1,250	Term Loan, 9.00%, Maturing December 16, 2015	1,788,300
		ISP Chemco, Inc.
	1,537	Term Loan, 1.81%, Maturing June 4, 2014	1,528,545
		Kraton Polymers, LLC
	1,866	Term Loan, 2.31%, Maturing May 13, 2013	1,851,029
		MacDermid, Inc.
EUR	685	Term Loan, 3.07%, Maturing April 11, 2014	870,566
	495	Term Loan, 2.26%, Maturing April 12, 2014	475,284
		Millenium Inorganic Chemicals
	1,306	Term Loan, 2.55%, Maturing May 15, 2014	1,298,487
		Momentive Performance Material
	1,656	Term Loan, 2.56%, Maturing December 4, 2013	1,650,567
		Nalco Co.
	1,397	Term Loan, 4.50%, Maturing October 5, 2017	1,415,527
		Omnova Solutions, Inc.
	1,000	Term Loan, 5.75%, Maturing May 31, 2017	1,015,625
		Rockwood Specialties Group, Inc.
	2,675	Term Loan, 6.00%, Maturing May 15, 2014	2,685,535
		Schoeller Arca Systems Holding
EUR	145	Term Loan, 5.53%, Maturing November 16, 2015(4)	136,532
EUR	412	Term Loan, 5.53%, Maturing November 16, 2015(4)	389,279
EUR	443	Term Loan, 5.53%, Maturing November 16, 2015(4)	418,902
		Solutia, Inc.
	2,239	Term Loan, 4.50%, Maturing March 17, 2017	2,261,950
		Styron S.A.R.L.
	1,536	Term Loan, 7.50%, Maturing June 17, 2016	1,561,539

			$35,143,799

Clothing/Textiles — 0.2%
		Phillips Van Heusen Corp.
	954	Term Loan, 4.75%, Maturing May 6, 2016	$963,879

			$963,879

Conglomerates — 3.1%
		Gentek
	599	Term Loan, 6.75%, Maturing October 6, 2015	$612,714
		Goodman Global Holdings, Inc.
	1,796	Term Loan, 5.75%, Maturing October 28, 2016	1,814,152
		Jarden Corp.
	1,653	Term Loan, 3.55%, Maturing January 26, 2015	1,669,603
		Manitowoc Company, Inc. (The)
	775	Term Loan, 8.00%, Maturing November 6, 2014	788,096
		RBS Global, Inc.
	774	Term Loan, 2.56%, Maturing July 19, 2013	764,723
	3,785	Term Loan, 2.81%, Maturing July 19, 2013	3,774,193
		RGIS Holdings, LLC
	127	Term Loan, 2.80%, Maturing April 30, 2014	123,849
	2,547	Term Loan, 2.80%, Maturing April 30, 2014	2,476,971
		Service Master Co.
	135	Term Loan, 2.76%, Maturing July 24, 2014	133,865
	1,361	Term Loan, 2.77%, Maturing July 24, 2014	1,344,225
		US Investigations Services, Inc.
	985	Term Loan, 3.05%, Maturing February 21, 2015	978,539
	821	Term Loan, 7.75%, Maturing February 21, 2015	833,188

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Vertrue, Inc.
	804	Term Loan, 3.31%, Maturing August 16, 2014	$730,026

			$16,044,144

Containers and Glass Products — 4.1%
		Berry Plastics Corp.
	1,964	Term Loan, 2.28%, Maturing April 3, 2015	$1,929,451
		BWAY Corp.
	75	Term Loan, 5.50%, Maturing June 16, 2017	75,231
	796	Term Loan, 5.53%, Maturing June 16, 2017	802,468
		Graham Packaging Holdings Co.
	1,681	Term Loan, 6.75%, Maturing April 5, 2014	1,710,890
	2,244	Term Loan, 6.00%, Maturing September 23, 2016	2,288,796
		Graphic Packaging International, Inc.
	3,748	Term Loan, 2.30%, Maturing May 16, 2014	3,759,937
	400	Term Loan, 3.05%, Maturing May 16, 2014	403,334
		Hilex Poly Co.
	1,000	Term Loan, 11.25%, Maturing November 16, 2015	1,015,000
		JSG Acquisitions
	1,189	Term Loan, 3.68%, Maturing December 31, 2014	1,190,390
		Pelican Products, Inc.
	775	Term Loan, 5.75%, Maturing November 30, 2016	785,172
		Reynolds Group Holdings, Inc.
	889	Term Loan, 6.25%, Maturing May 5, 2016	896,279
	1,200	Term Loan, 6.50%, Maturing May 5, 2016	1,207,997
	1,938	Term Loan, 6.75%, Maturing May 5, 2016	1,949,226
		Smurfit Kappa Acquisitions
	1,189	Term Loan, 3.43%, Maturing December 31, 2014	1,190,390
		Smurfit-Stone Container Corp.
	2,413	Term Loan, 6.75%, Maturing July 15, 2016	2,444,042

			$21,648,603

Cosmetics/Toiletries — 1.2%
		Alliance Boots Holdings, Ltd.
GBP	775	Term Loan, 3.57%, Maturing July 5, 2015	$1,178,845
EUR	1,000	Term Loan, 3.78%, Maturing July 5, 2015	1,324,843
		Bausch & Lomb, Inc.
	292	Term Loan, 3.51%, Maturing April 24, 2015	293,048
	1,201	Term Loan, 3.54%, Maturing April 24, 2015	1,206,927
		KIK Custom Products, Inc.
	975	Term Loan - Second Lien, 5.30%, Maturing November 30, 2014	665,438
		Prestige Brands, Inc.
	1,719	Term Loan, 4.75%, Maturing March 24, 2016	1,737,453

			$6,406,554

Drugs — 0.5%
		Graceway Pharmaceuticals, LLC
	1,216	Term Loan, 5.01%, Maturing May 3, 2012	$575,100
	299	Term Loan, 10.01%, Maturing November 3, 2013(3)(4)	5,254
	1,500	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(5)	138,750
		Pharmaceutical Holdings Corp.
	98	Term Loan, 4.51%, Maturing January 30, 2012	96,720
		Warner Chilcott Corp.
	676	Term Loan, 6.00%, Maturing October 30, 2014	678,295
	334	Term Loan, 6.25%, Maturing April 30, 2015	337,498
	557	Term Loan, 6.25%, Maturing April 30, 2015	561,995
	311	Term Loan, 6.50%, Maturing February 22, 2016	315,406

			$2,709,018

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Ecological Services and Equipment — 1.9%
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 5.04%, Maturing September 30, 2014	$620,717
		Environmental Systems Products Holdings, Inc.
	730	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	639,891
		Kemble Water Structure, Ltd.
GBP	4,250	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	6,683,056
		Sensus Metering Systems, Inc.
	2,043	Term Loan, 7.00%, Maturing June 3, 2013	2,056,848

			$10,000,512

Electronics/Electrical — 3.8%
		Aspect Software, Inc.
	1,563	Term Loan, 6.25%, Maturing April 19, 2016	$1,581,425
		Christie/Aix, Inc.
	673	Term Loan, 5.25%, Maturing April 29, 2016	673,476
		FCI International S.A.S.
	156	Term Loan, 3.68%, Maturing November 1, 2013	153,394
	162	Term Loan, 3.68%, Maturing November 1, 2013	159,333
	156	Term Loan, 3.68%, Maturing October 31, 2014	153,394
	162	Term Loan, 3.68%, Maturing October 31, 2014	159,333
		Freescale Semiconductor, Inc.
	2,775	Term Loan, 4.51%, Maturing December 1, 2016	2,786,090
		Infor Enterprise Solutions Holdings
	1,487	Term Loan, 6.01%, Maturing July 28, 2015	1,450,494
	2,850	Term Loan, 6.01%, Maturing July 28, 2015	2,774,754
	500	Term Loan - Second Lien, 5.76%, Maturing March 2, 2014	386,562
	183	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	141,167
	317	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	245,153
		Network Solutions, LLC
	480	Term Loan, 2.51%, Maturing March 7, 2014	462,149
		Open Solutions, Inc.
	2,022	Term Loan, 2.43%, Maturing January 23, 2014	1,769,927
		Sensata Technologies Finance Co.
	2,693	Term Loan, 2.05%, Maturing April 26, 2013	2,693,342
		Shield Finance Co. S.A.R.L.
	862	Term Loan, 7.75%, Maturing June 15, 2016	870,494
		Spansion, LLC
	558	Term Loan, 6.50%, Maturing January 8, 2015	565,363
		VeriFone, Inc.
	2,002	Term Loan, 3.01%, Maturing October 31, 2013	2,007,005
		Vertafore, Inc.
	995	Term Loan, 7.24%, Maturing July 29, 2016	1,000,908

			$20,033,763

Equipment Leasing — 0.2%
		Hertz Corp.
	1,062	Term Loan, 2.01%, Maturing December 21, 2012	$1,062,379
	15	Term Loan, 2.03%, Maturing December 21, 2012	14,811

			$1,077,190

Farming/Agriculture — 0.5%
		CF Industries, Inc.
	789	Term Loan, 4.25%, Maturing April 6, 2015	$795,003
		WM. Bolthouse Farms, Inc.
	1,665	Term Loan, 5.50%, Maturing February 11, 2016	1,678,665

			$2,473,668

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Financial Intermediaries — 5.1%
		Citco III, Ltd.
	2,575	Term Loan, 4.46%, Maturing June 30, 2014	$2,561,968
		Fidelity National Information Services, Inc.
	2,444	Term Loan, 5.25%, Maturing July 18, 2016	2,483,842
		First Data Corp.
	500	Term Loan, 3.01%, Maturing September 24, 2014	473,977
	951	Term Loan, 3.01%, Maturing September 24, 2014	901,553
	2,406	Term Loan, 3.01%, Maturing September 24, 2014	2,281,343
		Grosvenor Capital Management
	1,353	Term Loan, 4.31%, Maturing December 5, 2016	1,336,311
		HarbourVest Partners, LLC
	1,275	Term Loan, 6.25%, Maturing December 14, 2016	1,290,937
		Interactive Data Corp.
	1,468	Term Loan, 6.75%, Maturing January 27, 2017	1,490,856
		Jupiter Asset Management Group
GBP	302	Term Loan, 4.35%, Maturing March 17, 2015	482,016
		LPL Holdings, Inc.
	923	Term Loan, 2.04%, Maturing June 28, 2013	923,971
	2,904	Term Loan, 4.25%, Maturing June 25, 2015	2,926,546
	2,096	Term Loan, 5.25%, Maturing June 28, 2017	2,131,793
		MSCI, Inc.
	3,259	Term Loan, 4.75%, Maturing June 1, 2016	3,297,321
		Nuveen Investments, Inc.
	1,651	Term Loan, 3.30%, Maturing November 13, 2014	1,617,697
	1,929	Term Loan, 5.80%, Maturing May 12, 2017	1,947,054
		Oxford Acquisition III, Ltd.
	374	Term Loan, 2.05%, Maturing May 12, 2014	371,479
		RJO Holdings Corp. (RJ O’Brien)
	7	Term Loan, 6.27%, Maturing December 10, 2015(4)	5,801
	224	Term Loan, 6.27%, Maturing December 10, 2015(4)	178,969

			$26,703,434

Food Products — 3.4%
		Acosta, Inc.
	2,962	Term Loan, 2.51%, Maturing July 28, 2013	$2,960,444
		American Seafoods Group, LLC
	685	Term Loan, 5.50%, Maturing May 7, 2015	689,063
		Dole Food Company, Inc.
	1,682	Term Loan, 5.04%, Maturing March 2, 2017	1,701,320
	677	Term Loan, 5.06%, Maturing March 2, 2017	684,980
		Michael Foods Holdings, Inc.
	700	Term Loan, 6.25%, Maturing June 29, 2016	711,553
		Pierre Foods, Inc.
	1,247	Term Loan, 7.00%, Maturing September 30, 2016	1,261,682
		Pinnacle Foods Finance, LLC
	6,568	Term Loan, 2.76%, Maturing April 2, 2014	6,560,208
		Provimi Group SA
	205	Term Loan, 2.51%, Maturing June 28, 2015	200,317
	252	Term Loan, 2.51%, Maturing June 28, 2015	246,515
EUR	265	Term Loan, 3.12%, Maturing June 28, 2015	354,740
EUR	428	Term Loan, 3.12%, Maturing June 28, 2015	572,375
EUR	457	Term Loan, 3.12%, Maturing June 28, 2015	611,350
EUR	590	Term Loan, 3.12%, Maturing June 28, 2015	788,366
	148	Term Loan - Second Lien, 4.51%, Maturing December 28, 2016	136,379
EUR	24	Term Loan - Second Lien, 5.12%, Maturing December 28, 2016	30,460
EUR	331	Term Loan - Second Lien, 5.12%, Maturing December 28, 2016	417,179

			$17,926,931

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Food Service — 5.6%
		Aramark Corp.
	169	Term Loan, 2.14%, Maturing January 27, 2014	$169,504
	2,094	Term Loan, 2.18%, Maturing January 27, 2014	2,101,374
GBP	960	Term Loan, 2.76%, Maturing January 27, 2014	1,491,643
	304	Term Loan, 3.51%, Maturing July 26, 2016	306,652
	4,621	Term Loan, 3.55%, Maturing July 26, 2016	4,662,845
		Buffets, Inc.
	1,240	Term Loan, 12.00%, Maturing April 21, 2015(3)	1,186,288
	119	Term Loan, 7.55%, Maturing April 22, 2015(3)	91,097
		Burger King Corp.
	4,825	Term Loan, 6.25%, Maturing October 19, 2016	4,907,551
		CBRL Group, Inc.
	903	Term Loan, 1.79%, Maturing April 29, 2013	901,951
	577	Term Loan, 2.79%, Maturing April 27, 2016	577,498
		Denny’s, Inc.
	720	Term Loan, 6.50%, Maturing September 20, 2016	730,800
		DineEquity, Inc.
	1,750	Term Loan, 6.00%, Maturing October 19, 2017	1,780,736
		Dunkin Brands, Inc.
	2,075	Term Loan, 5.75%, Maturing November 23, 2017	2,112,690
		NPC International, Inc.
	308	Term Loan, 2.02%, Maturing May 3, 2013	306,252
		OSI Restaurant Partners, LLC
	352	Term Loan, 2.56%, Maturing June 14, 2013	346,658
	3,606	Term Loan, 2.63%, Maturing June 14, 2014	3,550,472
		QCE Finance, LLC
	1,120	Term Loan, 5.01%, Maturing May 5, 2013	1,059,825
		Sagittarius Restaurants, LLC
	529	Term Loan, 7.51%, Maturing May 18, 2015	530,402
		Selecta
EUR	741	Term Loan - Second Lien, 5.24%, Maturing December 28, 2015	725,637
		U.S. Foodservice, Inc.
	1,000	Term Loan, 2.76%, Maturing July 3, 2014	967,188
		Wendy’s/Arby’s Restaurants, LLC
	871	Term Loan, 5.00%, Maturing May 24, 2017	879,604

			$29,386,667

Food/Drug Retailers — 4.1%
		General Nutrition Centers, Inc.
	6,285	Term Loan, 2.54%, Maturing September 16, 2013	$6,265,084
		NBTY, Inc.
	2,100	Term Loan, 6.25%, Maturing October 2, 2017	2,136,095
		Pantry, Inc. (The)
	218	Term Loan, 2.01%, Maturing May 15, 2014	214,238
	758	Term Loan, 2.01%, Maturing May 15, 2014	744,049
		Rite Aid Corp.
	8,196	Term Loan, 2.02%, Maturing June 4, 2014	7,896,961
	1,051	Term Loan, 6.00%, Maturing June 4, 2014	1,058,255
		Roundy’s Supermarkets, Inc.
	3,288	Term Loan, 7.00%, Maturing November 3, 2013	3,311,777

			$21,626,459

Forest Products — 0.3%
		Georgia-Pacific Corp.
	1,546	Term Loan, 3.55%, Maturing December 23, 2014	$1,558,786

			$1,558,786

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Health Care — 17.2%
		1-800-Contacts, Inc.
	909	Term Loan, 7.70%, Maturing March 4, 2015	$913,966
		Alliance Healthcare Services
	1,213	Term Loan, 5.50%, Maturing June 1, 2016	1,223,741
		Ardent Medical Services, Inc.
	1,141	Term Loan, 6.50%, Maturing September 15, 2015	1,150,411
		Ascend Learning
	1,100	Term Loan, 7.75%, Maturing December 6, 2016	1,085,791
		Aveta Holdings, LLC
	543	Term Loan, 8.50%, Maturing April 14, 2015	546,826
	543	Term Loan, 8.50%, Maturing April 14, 2015	546,826
		Biomet, Inc.
	3,725	Term Loan, 3.29%, Maturing March 25, 2015	3,743,259
EUR	1,185	Term Loan, 3.85%, Maturing March 25, 2015	1,617,629
		Bright Horizons Family Solutions, Inc.
	926	Term Loan, 7.50%, Maturing May 28, 2015	933,858
		Cardinal Health 409, Inc.
	2,155	Term Loan, 2.51%, Maturing April 10, 2014	2,102,398
		Carestream Health, Inc.
	2,461	Term Loan, 2.26%, Maturing April 30, 2013	2,446,691
		Carl Zeiss Vision Holding GmbH
	1,170	Term Loan, 1.87%, Maturing October 24, 2014	1,047,150
	130	Term Loan, 4.00%, Maturing September 30, 2019	102,700
		CDRL MS, Inc.
	998	Term Loan, 6.75%, Maturing September 29, 2016	1,016,203
		Community Health Systems, Inc.
	354	Term Loan, 2.54%, Maturing July 25, 2014	352,975
	6,877	Term Loan, 2.54%, Maturing July 25, 2014	6,852,077
	3,458	Term Loan, 3.79%, Maturing January 25, 2017	3,486,495
		ConMed Corp.
	448	Term Loan, 1.76%, Maturing April 12, 2013	420,781
		Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.05%, Maturing December 12, 2016	438,750
		DaVita, Inc.
	3,000	Term Loan, 4.50%, Maturing October 20, 2016	3,048,204
		DJO Finance, LLC
	640	Term Loan, 3.26%, Maturing May 20, 2014	636,018
		Fresenius Medical Care Holdings
	485	Term Loan, 1.68%, Maturing March 31, 2013	484,987
		Fresenius SE
	310	Term Loan, Maturing September 10, 2014(7)	312,531
	690	Term Loan, Maturing September 10, 2014(7)	695,907
		Grifols SA
	2,150	Term Loan, Maturing November 23, 2016(7)	2,186,505
		Hanger Orthopedic Group, Inc.
	675	Term Loan, 5.25%, Maturing November 17, 2016	685,125
		Harvard Drug Group, LLC
	116	Term Loan, 6.50%, Maturing April 8, 2016	113,438
	846	Term Loan, 6.50%, Maturing April 8, 2016	825,000
		HCA, Inc.
	2,572	Term Loan, 2.55%, Maturing November 18, 2013	2,570,683
	6,168	Term Loan, 3.55%, Maturing March 31, 2017	6,242,602
		Health Management Associates, Inc.
	7,040	Term Loan, 2.05%, Maturing February 28, 2014	7,026,809
		Iasis Healthcare, LLC
	78	Term Loan, 2.26%, Maturing March 14, 2014	77,307
	285	Term Loan, 2.26%, Maturing March 14, 2014	282,655
	823	Term Loan, 2.26%, Maturing March 14, 2014	816,632

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Ikaria Acquisition, Inc.
	895	Term Loan, 7.00%, Maturing May 16, 2016	$862,556
		IM U.S. Holdings, LLC
	970	Term Loan, 2.26%, Maturing June 26, 2014	968,334
	625	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	623,438
		IMS Health, Inc.
	1,287	Term Loan, 5.25%, Maturing February 26, 2016	1,305,812
		inVentiv Health, Inc.
	796	Term Loan, 6.50%, Maturing August 4, 2016	807,940
		Lifepoint Hospitals, Inc.
	2,022	Term Loan, 3.04%, Maturing April 15, 2015	2,028,109
		Medassets, Inc.
	925	Term Loan, 5.25%, Maturing November 16, 2016	939,261
		MPT Operating Partnership, L.P.
	1,047	Term Loan, 5.00%, Maturing May 17, 2016	1,052,068
		MultiPlan, Inc.
	2,548	Term Loan, 6.50%, Maturing August 26, 2017	2,577,140
		Mylan, Inc.
	1,130	Term Loan, 3.56%, Maturing October 2, 2014	1,138,388
		National Mentor Holdings, Inc.
	62	Term Loan, 2.15%, Maturing June 29, 2013	60,984
	992	Term Loan, 4.25%, Maturing June 29, 2013	981,756
		Nyco Holdings
EUR	472	Term Loan, 4.87%, Maturing December 29, 2014	636,327
EUR	471	Term Loan, 5.37%, Maturing December 29, 2015	635,991
		Physiotherapy Associates, Inc.
	649	Term Loan, 7.50%, Maturing June 27, 2013	622,609
		Prime Healthcare Services, Inc.
	2,308	Term Loan, 7.25%, Maturing April 22, 2015	2,272,949
		RadNet Management, Inc.
	1,092	Term Loan, 5.75%, Maturing April 1, 2016	1,096,526
		ReAble Therapeutics Finance, LLC
	2,473	Term Loan, 2.26%, Maturing November 18, 2013	2,466,719
		RehabCare Group, Inc.
	750	Term Loan, 6.00%, Maturing November 24, 2015	758,329
		Renal Advantage Holdings, Inc.
	725	Term Loan, 5.75%, Maturing December 16, 2016	737,008
		Select Medical Holdings Corp.
	2,347	Term Loan, 4.04%, Maturing August 22, 2014	2,361,233
		Skillsoft Corp.
	995	Term Loan, 6.50%, Maturing May 26, 2017	1,009,925
		Sunquest Information Systems, Inc.
	750	Term Loan, 6.25%, Maturing December 16, 2016	755,625
		Sunrise Medical Holdings, Inc.
EUR	263	Term Loan, 6.75%, Maturing May 13, 2014	333,654
		TZ Merger Sub., Inc.
	723	Term Loan, 6.75%, Maturing August 4, 2015	725,762
		Universal Health Services, Inc.
	2,300	Term Loan, 5.50%, Maturing November 15, 2016	2,343,323
		Vanguard Health Holding Co., LLC
	1,588	Term Loan, 5.00%, Maturing January 29, 2016	1,604,572
		VWR Funding, Inc.
	2,228	Term Loan, 2.76%, Maturing June 30, 2014	2,212,989

			$89,952,257

Home Furnishings — 0.7%
		Hunter Fan Co.
	365	Term Loan, 2.77%, Maturing April 16, 2014	$337,864

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	National Bedding Co., LLC
1,449	Term Loan, 3.81%, Maturing November 28, 2013	$1,456,534
2,050	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	2,034,625

		$3,829,023

Industrial Equipment — 4.5%
	Brand Energy and Infrastructure Services, Inc.
2,688	Term Loan, 2.56%, Maturing February 7, 2014	$2,651,944
737	Term Loan, 3.56%, Maturing February 7, 2014	734,337
	Bucyrus International, Inc.
1,290	Term Loan, 4.25%, Maturing February 19, 2016	1,297,512
	Butterfly Wendel US, Inc.
280	Term Loan, 3.29%, Maturing June 23, 2014	268,886
280	Term Loan, 4.04%, Maturing June 22, 2015	268,799
	EPD Holdings, (Goodyear Engineering Products)
238	Term Loan, 2.76%, Maturing July 31, 2014	221,065
1,660	Term Loan, 2.76%, Maturing July 31, 2014	1,543,466
775	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	682,484
	Excelitas Technologies Corp.
998	Term Loan, 7.25%, Maturing November 23, 2016	1,007,475
	Generac Acquisition Corp.
1,259	Term Loan, 2.80%, Maturing November 11, 2013	1,258,495
	Gleason Corp.
634	Term Loan, 2.05%, Maturing June 30, 2013	621,376
	Jason, Inc.
69	Term Loan, 8.25%, Maturing September 21, 2014	69,203
176	Term Loan, 8.25%, Maturing September 21, 2014	176,058
	John Maneely Co.
4,128	Term Loan, 3.55%, Maturing December 9, 2013	4,088,922
	KION Group GmbH
1,017	Term Loan, 4.01%, Maturing December 23, 2014(3)	949,837
1,017	Term Loan, 4.26%, Maturing December 23, 2015(3)	949,837
	Pinafore, LLC
2,121	Term Loan, 6.25%, Maturing September 29, 2016	2,157,026
	Polypore, Inc.
3,814	Term Loan, 2.26%, Maturing July 3, 2014	3,747,736
	Sequa Corp.
794	Term Loan, 3.56%, Maturing December 3, 2014	785,425

		$23,479,883

Insurance — 3.1%
	Alliant Holdings I, Inc.
2,446	Term Loan, 3.30%, Maturing August 21, 2014	$2,384,885
	AmWINS Group, Inc.
956	Term Loan, 2.80%, Maturing June 8, 2013	940,358
500	Term Loan - Second Lien, 5.81%, Maturing June 8, 2014	438,333
	Applied Systems, Inc.
1,400	Term Loan, 5.50%, Maturing December 8, 2016	1,409,334
	CCC Information Services Group, Inc.
1,425	Term Loan, 5.50%, Maturing November 11, 2015	1,442,368
	Conseco, Inc.
1,450	Term Loan, 7.50%, Maturing September 30, 2016	1,468,125
	Crawford & Company
1,151	Term Loan, 5.25%, Maturing October 30, 2013	1,142,115
	Crump Group, Inc.
619	Term Loan, 3.26%, Maturing August 1, 2014	610,716
	HUB International Holdings, Inc.
491	Term Loan, 2.80%, Maturing June 13, 2014	489,005
2,183	Term Loan, 2.80%, Maturing June 13, 2014	2,175,975
568	Term Loan, 6.75%, Maturing June 13, 2014	571,645

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	U.S.I. Holdings Corp.
2,999	Term Loan, 2.76%, Maturing May 5, 2014	$2,944,431

		$16,017,290

Leisure Goods/Activities/Movies — 8.0%
	24 Hour Fitness Worldwide, Inc.
995	Term Loan, 6.75%, Maturing April 22, 2016	$985,672
	Alpha D2, Ltd.
2,000	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	1,923,750
	AMC Entertainment, Inc.
3,738	Term Loan, 3.51%, Maturing December 16, 2016	3,767,358
	Bombardier Recreational Products
2,823	Term Loan, 2.81%, Maturing June 28, 2013	2,812,199
	Carmike Cinemas, Inc.
2,419	Term Loan, 5.50%, Maturing January 27, 2016	2,451,948
	Cedar Fair, L.P.
1,969	Term Loan, 5.50%, Maturing December 15, 2016	2,000,066
	Cinemark, Inc.
3,461	Term Loan, 3.53%, Maturing April 29, 2016	3,492,405
	ClubCorp Club Operations, Inc.
650	Term Loan, 6.00%, Maturing November 9, 2016	659,750
	Dave & Buster’s, Inc.
993	Term Loan, 6.00%, Maturing June 1, 2016	998,703
	Deluxe Entertainment Services Group, Inc.
59	Term Loan, 6.25%, Maturing May 11, 2013	56,859
945	Term Loan, 6.25%, Maturing May 11, 2013	909,745
	Fender Musical Instruments Corp.
568	Term Loan, 2.51%, Maturing June 9, 2014	534,227
289	Term Loan, 2.54%, Maturing June 9, 2014	271,238
	Miramax Film NY, LLC
1,000	Term Loan, 7.75%, Maturing May 20, 2016	1,027,500
	National CineMedia, LLC
2,750	Term Loan, 2.06%, Maturing February 13, 2015	2,733,305
	Regal Cinemas Corp.
4,428	Term Loan, 3.80%, Maturing November 21, 2016	4,465,468
	Revolution Studios Distribution Co., LLC
961	Term Loan, 4.01%, Maturing December 21, 2014	764,113
800	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(4)	264,000
	Six Flags Theme Parks, Inc.
3,141	Term Loan, 5.50%, Maturing June 30, 2016	3,189,656
	SW Acquisition Co., Inc.
1,856	Term Loan, 5.75%, Maturing June 1, 2016	1,879,453
	Universal City Development Partners, Ltd.
2,599	Term Loan, 5.50%, Maturing November 6, 2014	2,633,932
	Zuffa, LLC
3,933	Term Loan, 2.31%, Maturing June 19, 2015	3,873,561

		$41,694,908

Lodging and Casinos — 2.4%
	Ameristar Casinos, Inc.
1,045	Term Loan, 3.55%, Maturing November 10, 2012	$1,048,919
	Harrah’s Operating Co.
1,223	Term Loan, 3.30%, Maturing January 28, 2015	1,141,323
2,970	Term Loan, 9.50%, Maturing October 31, 2016	3,161,889
	Isle of Capri Casinos, Inc.
299	Term Loan, 5.00%, Maturing November 25, 2013	299,418
340	Term Loan, 5.00%, Maturing November 25, 2013	340,429
850	Term Loan, 5.00%, Maturing November 25, 2013	851,072

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Las Vegas Sands, LLC
554	Term Loan, 3.04%, Maturing November 23, 2016	$551,203
2,192	Term Loan, 3.04%, Maturing November 23, 2016	2,184,381
	LodgeNet Entertainment Corp.
1,474	Term Loan, 2.31%, Maturing April 4, 2014	1,384,360
	Penn National Gaming, Inc.
354	Term Loan, 2.03%, Maturing October 3, 2012	354,248
	Tropicana Entertainment, Inc.
184	Term Loan, 15.00%, Maturing December 29, 2012	205,221
	VML US Finance, LLC
991	Term Loan, 4.80%, Maturing May 27, 2013	996,352

		$12,518,815

Nonferrous Metals/Minerals — 1.3%
	Euramax International, Inc.
307	Term Loan, 10.00%, Maturing June 29, 2013	$295,520
291	Term Loan, 14.00%, Maturing June 29, 2013(3)	280,008
	Fairmount Minerals, Ltd.
975	Term Loan, 6.25%, Maturing August 5, 2016	994,127
	Noranda Aluminum Acquisition
499	Term Loan, 2.01%, Maturing May 18, 2014	497,866
	Novelis, Inc.
2,050	Term Loan, 5.25%, Maturing December 19, 2016	2,089,719
	Oxbow Carbon and Mineral Holdings
2,723	Term Loan, 3.80%, Maturing May 8, 2016	2,753,745

		$6,910,985

Oil and Gas — 3.4%
	Big West Oil, LLC
725	Term Loan, 7.00%, Maturing March 31, 2016	$734,063
	CITGO Petroleum Corp.
561	Term Loan, 8.00%, Maturing June 24, 2015	589,217
2,562	Term Loan, 9.00%, Maturing June 23, 2017	2,702,242
	Crestwood Holdings, LLC
475	Term Loan, 10.50%, Maturing September 30, 2016	486,281
	Dresser, Inc.
1,420	Term Loan, 2.53%, Maturing May 4, 2014	1,418,260
1,000	Term Loan - Second Lien, 6.03%, Maturing May 4, 2015	1,000,313
	Dynegy Holdings, Inc.
332	Term Loan, 4.01%, Maturing April 2, 2013	330,647
5,161	Term Loan, 4.01%, Maturing April 2, 2013	5,147,296
	Obsidian Natural Gas Trust
3,191	Term Loan, 7.00%, Maturing November 2, 2015	3,263,232
	SemGroup Corp.
430	Term Loan, 7.57%, Maturing November 30, 2012	433,785
	Sheridan Production Partners I, LLC
108	Term Loan, 7.50%, Maturing April 20, 2017	108,886
176	Term Loan, 7.50%, Maturing April 20, 2017	178,266
1,329	Term Loan, 7.50%, Maturing April 20, 2017	1,345,318

		$17,737,806

Publishing — 5.6%
	Aster Zweite Beteiligungs GmbH
1,775	Term Loan, 2.71%, Maturing September 27, 2013	$1,737,281
	Cengage Learning, Inc.
1,000	Term Loan, 2.55%, Maturing July 3, 2014	985,414
	GateHouse Media Operating, Inc.
870	Term Loan, 2.26%, Maturing August 28, 2014	417,555
2,074	Term Loan, 2.26%, Maturing August 28, 2014	995,467
674	Term Loan, 2.51%, Maturing August 28, 2014	323,319

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Getty Images, Inc.
	3,491	Term Loan, 5.25%, Maturing November 7, 2016	$3,550,165
		Lamar Media Corp.
	811	Term Loan, 4.25%, Maturing December 30, 2016	820,719
		Laureate Education, Inc.
	344	Term Loan, 3.55%, Maturing August 17, 2014	335,387
	2,296	Term Loan, 3.55%, Maturing August 17, 2014	2,240,191
	1,481	Term Loan, 7.00%, Maturing August 31, 2014	1,484,953
		MediaNews Group, Inc.
	132	Term Loan, 8.50%, Maturing March 19, 2014	129,877
		Merrill Communications, LLC
	1,225	Term Loan, 7.50%, Maturing December 24, 2012	1,228,372
		Nelson Education, Ltd.
	473	Term Loan, 2.80%, Maturing July 5, 2014	411,335
		Nielsen Finance, LLC
	5,645	Term Loan, 2.26%, Maturing August 9, 2013	5,652,700
	1,978	Term Loan, 4.01%, Maturing May 2, 2016	1,996,876
		SGS International, Inc.
	477	Term Loan, 3.96%, Maturing September 30, 2013	473,075
		Source Interlink Companies, Inc.
	902	Term Loan, 10.75%, Maturing June 18, 2013	861,621
	576	Term Loan, 15.00%, Maturing March 18, 2014(3)	420,730
		Trader Media Corp.
GBP	1,287	Term Loan, 2.60%, Maturing March 23, 2015	1,968,500
		Xsys, Inc.
	1,509	Term Loan, 2.71%, Maturing December 31, 2014	1,477,406
	1,699	Term Loan, 2.71%, Maturing December 31, 2014	1,663,380

			$29,174,323

Radio and Television — 2.5%
		Block Communications, Inc.
	808	Term Loan, 2.30%, Maturing December 22, 2011	$789,331
		CMP KC, LLC
	956	Term Loan, 0.00%, Maturing May 3, 2011(4)(5)	274,426
		CMP Susquehanna Corp.
	1,548	Term Loan, 2.31%, Maturing May 5, 2013	1,496,705
		Gray Television, Inc.
	638	Term Loan, 3.77%, Maturing December 31, 2014	631,563
		HIT Entertainment, Inc.
	743	Term Loan, 5.54%, Maturing June 1, 2012	732,936
		Live Nation Worldwide, Inc.
	2,283	Term Loan, 4.50%, Maturing November 7, 2016	2,296,047
		Mission Broadcasting, Inc.
	524	Term Loan, 5.00%, Maturing September 30, 2016	525,177
		Nexstar Broadcasting, Inc.
	819	Term Loan, 5.00%, Maturing September 30, 2016	821,431
		Raycom TV Broadcasting, LLC
	871	Term Loan, 1.81%, Maturing June 25, 2014	844,506
		Univision Communications, Inc.
	1,852	Term Loan, 2.51%, Maturing September 29, 2014	1,826,514
	1,852	Term Loan, 4.51%, Maturing March 31, 2017	1,818,560
		Weather Channel
	1,141	Term Loan, 5.00%, Maturing September 14, 2015	1,148,000

			$13,205,196

Retailers (Except Food and Drug) — 3.4%
		Amscan Holdings, Inc.
	1,521	Term Loan, 6.75%, Maturing December 4, 2017	$1,546,279
		FTD, Inc.
	1,036	Term Loan, 6.75%, Maturing August 26, 2014	1,041,289

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Harbor Freight Tools USA, Inc.
	1,800	Term Loan, 6.50%, Maturing December 22, 2017	$1,826,438
		Michaels Stores, Inc.
	926	Term Loan, 2.56%, Maturing October 31, 2013	924,092
		Neiman Marcus Group, Inc.
	3,346	Term Loan, 4.30%, Maturing April 6, 2016	3,371,428
		Orbitz Worldwide, Inc.
	1,108	Term Loan, 3.28%, Maturing July 25, 2014	1,037,821
		Oriental Trading Co., Inc.
	1,125	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(5)	33,750
		PETCO Animal Supplies, Inc.
	1,250	Term Loan, 6.00%, Maturing November 24, 2017	1,269,043
		Pilot Travel Centers, LLC
	1,052	Term Loan, 5.25%, Maturing June 30, 2016	1,071,522
		Savers, Inc.
	1,191	Term Loan, 5.75%, Maturing March 11, 2016	1,201,421
		Visant Corp.
	1,097	Term Loan, 7.00%, Maturing December 22, 2016	1,113,366
		Vivarte
EUR	29	Term Loan, 2.64%, Maturing March 9, 2015	36,164
EUR	62	Term Loan, 2.64%, Maturing March 9, 2015	79,071
EUR	347	Term Loan, 2.64%, Maturing March 9, 2015	439,486
EUR	441	Term Loan, 3.26%, Maturing March 8, 2016	557,786
EUR	18	Term Loan, 3.26%, Maturing May 29, 2016	23,292
EUR	71	Term Loan, 3.26%, Maturing May 29, 2016	90,104
		Yankee Candle Company, Inc. (The)
	2,020	Term Loan, 2.26%, Maturing February 6, 2014	2,012,025

			$17,674,377

Steel — 0.2%
		Niagara Corp.
	1,351	Term Loan, 10.50%, Maturing June 29, 2014(3)(4)	$1,279,278

			$1,279,278

Surface Transport — 0.4%
		Swift Transportation Co., Inc.
	2,168	Term Loan, 6.00%, Maturing December 16, 2016	$2,200,793

			$2,200,793

Telecommunications — 6.2%
		Alaska Communications Systems Holdings, Inc.
	1,825	Term Loan, 5.50%, Maturing October 21, 2016	$1,842,681
		Asurion Corp.
	3,851	Term Loan, 3.26%, Maturing July 3, 2014	3,760,083
	1,375	Term Loan, 6.75%, Maturing March 31, 2015	1,398,325
		CommScope, Inc.
	2,125	Term Loan, 5.00%, Maturing January 14, 2018	2,172,812
		Intelsat Jackson Holdings SA
	10,350	Term Loan, 5.25%, Maturing April 2, 2018	10,501,348
		Macquarie UK Broadcast Ventures, Ltd.
GBP	755	Term Loan, 2.60%, Maturing December 1, 2014	1,076,212
		NTelos, Inc.
	1,481	Term Loan, 5.75%, Maturing August 7, 2015	1,496,813
		Telesat Canada, Inc.
	157	Term Loan, 3.26%, Maturing October 31, 2014	157,606
	1,832	Term Loan, 3.26%, Maturing October 31, 2014	1,834,849
		TowerCo Finance, LLC
	421	Term Loan, 6.00%, Maturing November 24, 2014	425,089
		Wind Telecomunicazioni SpA
EUR	3,600	Term Loan, Maturing December 15, 2017(7)	4,948,795

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Windstream Corp.
2,983	Term Loan, 3.06%, Maturing December 17, 2015	$3,007,128

		$32,621,741

Utilities — 2.8%
	AEI Finance Holding, LLC
270	Revolving Loan, 3.30%, Maturing March 30, 2012	$267,020
1,747	Term Loan, 3.30%, Maturing March 30, 2014	1,729,680
	Astoria Generating Co.
1,000	Term Loan - Second Lien, 4.06%, Maturing August 23, 2013	990,104
	BRSP, LLC
967	Term Loan, 7.50%, Maturing June 4, 2014	988,512
	EquiPower Resources Holdings
550	Term Loan, Maturing January 4, 2018(7)	559,625
	New Development Holdings, Inc.
987	Term Loan, 7.00%, Maturing July 3, 2017	1,001,482
	NRG Energy, Inc.
262	Term Loan, 2.04%, Maturing February 1, 2013	262,431
1	Term Loan, 2.05%, Maturing February 1, 2013	785
1,246	Term Loan, 3.55%, Maturing August 31, 2015	1,255,716
2,045	Term Loan, 3.55%, Maturing August 31, 2015	2,058,458
	Pike Electric, Inc.
103	Term Loan, 2.06%, Maturing July 2, 2012	102,272
239	Term Loan, 2.06%, Maturing December 10, 2012	237,616
	TXU Texas Competitive Electric Holdings Co., LLC
987	Term Loan, 3.76%, Maturing October 10, 2014	819,027
1,315	Term Loan, 3.76%, Maturing October 10, 2014	1,088,301
3,764	Term Loan, 3.79%, Maturing October 10, 2014	3,119,866

		$14,480,895

Total Senior Floating-Rate Interests (identified cost $698,979,858)		$704,716,626

Corporate Bonds & Notes — 10.5%

Principal
Amount*
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	International Lease Finance Corp., Sr. Notes
350	6.50%, 9/1/14(8)	$374,500
350	6.75%, 9/1/16(8)	376,250
350	7.125%, 9/1/18(8)	378,875

		$1,129,625

Air Transport — 0.0%(9)
	Continental Airlines
122	7.033%, 6/15/11	$122,582

		$122,582

Automotive — 0.2%
	Allison Transmission, Inc.
665	11.25%, 11/1/15(3)(8)	$733,163
	American Axle & Manufacturing Holdings, Inc., Sr. Notes
115	9.25%, 1/15/17(8)	131,100
	Commercial Vehicle Group, Inc., Sr. Notes
100	8.00%, 7/1/13	98,500

		$962,763

Principal
Amount*
(000’s omitted)		Security	Value
Broadcast Radio and Television — 0.5%
		Clear Channel Communications, Inc., Sr. Notes
	1,000	6.25%, 3/15/11	$1,002,500
		Entravision Communications Corp., Sr. Notes
	1,000	8.75%, 8/1/17(8)	1,075,000
		XM Satellite Radio Holdings, Inc.
	485	13.00%, 8/1/13(8)	579,575

			$2,657,075

Building and Development — 0.9%
		AMO Escrow Corp., Sr. Notes
	1,900	11.50%, 12/15/17(8)	$2,061,500
		Grohe Holding GmbH, Variable Rate
EUR	2,000	3.873%, 1/15/14(10)	2,704,072

			$4,765,572

Business Equipment and Services — 0.4%
		Brocade Communications Systems, Inc., Sr. Notes
	30	6.625%, 1/15/18(8)	$32,025
	30	6.875%, 1/15/20(8)	32,100
		Education Management, LLC, Sr. Notes
	390	8.75%, 6/1/14	403,650
		MediMedia USA, Inc., Sr. Sub. Notes
	170	11.375%, 11/15/14(8)	148,750
		RSC Equipment Rental, Inc., Sr. Notes
	750	10.00%, 7/15/17(8)	855,000
		SunGard Data Systems, Inc., Sr. Notes
	500	10.625%, 5/15/15	558,125
		Ticketmaster Entertainment, Inc.
	185	10.75%, 8/1/16	203,962

			$2,233,612

Cable and Satellite Television — 0.5%
		Virgin Media Finance PLC, Sr. Notes
	2,500	6.50%, 1/15/18	$2,662,500

			$2,662,500

Chemicals and Plastics — 0.1%
		CII Carbon, LLC
	185	11.125%, 11/15/15(8)	$200,725
		Reichhold Industries, Inc., Sr. Notes
	110	9.00%, 8/15/14(8)	97,625
		Wellman Holdings, Inc., Sr. Sub. Notes
	473	5.00%, 1/29/19(3)(4)	0

			$298,350

Conglomerates — 0.0%(9)
		RBS Global & Rexnord Corp.
	155	11.75%, 8/1/16	$168,369

			$168,369

Containers and Glass Products — 0.4%
		Berry Plastics Corp., Sr. Notes, Variable Rate
	2,000	5.053%, 2/15/15	$2,007,500
		Intertape Polymer US, Inc., Sr. Sub. Notes
	310	8.50%, 8/1/14	261,950

			$2,269,450

Principal
Amount*
(000’s omitted)		Security	Value
Cosmetics/Toiletries — 0.3%
		Revlon Consumer Products Corp.
	1,415	9.75%, 11/15/15	$1,510,512

			$1,510,512

Ecological Services and Equipment — 0.1%
		Environmental Systems Product Holdings, Inc., Jr. Notes
	373	18.00%, 3/31/15(4)	$318,185

			$318,185

Electronics/Electrical — 0.2%
		NXP BV/NXP Funding, LLC, Variable Rate
	775	3.053%, 10/15/13	$770,156

			$770,156

Equipment Leasing — 0.0%(9)
		Hertz Corp.
	2	8.875%, 1/1/14	$2,063

			$2,063

Financial Intermediaries — 0.8%
		Ford Motor Credit Co., Sr. Notes
	2,250	12.00%, 5/15/15	$2,855,279
	175	8.00%, 12/15/16	198,733
		UPCB Finance II, Ltd., Sr. Notes
EUR	1,000	6.375%, 7/1/20	1,361,620

			$4,415,632

Food Products — 0.2%
		Smithfield Foods, Inc., Sr. Notes
	1,000	10.00%, 7/15/14(8)	$1,181,250

			$1,181,250

Food Service — 0.2%
		NPC International, Inc., Sr. Sub. Notes
	245	9.50%, 5/1/14	$253,575
		U.S. Foodservice, Inc., Sr. Notes
	940	10.25%, 6/30/15(8)	977,600

			$1,231,175

Food/Drug Retailers — 0.1%
		General Nutrition Center, Sr. Notes, Variable Rate
	215	5.75%, 3/15/14(3)	$214,597
		General Nutrition Center, Sr. Sub. Notes
	385	10.75%, 3/15/15	389,812

			$604,409

Forest Products — 0.1%
		Verso Paper Holdings, LLC/Verso Paper, Inc.
	225	11.375%, 8/1/16	$243,563

			$243,563

Health Care — 0.2%
		Accellent, Inc., Sr. Notes
	135	8.375%, 2/1/17(8)	$142,087
		DJO Finance, LLC/DJO Finance Corp.
	205	10.875%, 11/15/14	226,012
		HCA, Inc.
	115	9.25%, 11/15/16	124,344

Principal
Amount*
(000’s omitted)	Security	Value
	National Mentor Holdings, Inc.
90	11.25%, 7/1/14	$95,288
	US Oncology, Inc.
515	10.75%, 8/15/14	537,531

		$1,125,262

Industrial Equipment — 0.3%
	CEVA Group PLC, Sr. Notes
165	11.50%, 4/1/18(8)	$181,294
	Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	201,337
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,165,000

		$1,547,631

Insurance — 0.0%(9)
	Alliant Holdings I, Inc.
100	11.00%, 5/1/15(8)	$106,250

		$106,250

Leisure Goods/Activities/Movies — 0.1%
	AMC Entertainment, Inc., Sr. Notes
110	8.75%, 6/1/19	$118,525
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13(4)(5)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	0.00%, 4/1/12(4)(5)(8)	0
	Royal Caribbean Cruises, Sr. Notes
95	7.00%, 6/15/13	102,125
35	6.875%, 12/1/13	37,844
25	7.25%, 6/15/16	27,125
50	7.25%, 3/15/18	54,250

		$339,869

Lodging and Casinos — 0.9%
	Buffalo Thunder Development Authority
480	9.375%, 12/15/14(5)(8)	$156,000
	CCM Merger, Inc.
85	8.00%, 8/1/13(8)	85,000
	Chukchansi EDA, Sr. Notes, Variable Rate
280	3.943%, 11/15/12(8)	183,750
	Fontainebleau Las Vegas Casino, LLC
485	10.25%, 6/15/15(5)(8)	1,819
	Harrah’s Operating Co., Inc., Sr. Notes
1,500	11.25%, 6/1/17	1,710,000
	Inn of the Mountain Gods Resort & Casino, Sr. Notes
500	12.00%, 11/15/10(6)	282,500
	Majestic HoldCo, LLC
140	12.50%, 10/15/11(5)(8)	15
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
140	8.00%, 4/1/12	119,350
215	7.125%, 8/15/14	154,800
230	6.875%, 2/15/15	164,450
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17	1,107,500
	San Pasqual Casino
110	8.00%, 9/15/13(8)	110,687
	Seminole Hard Rock Entertainment, Variable Rate
175	2.802%, 3/15/14(8)	166,250

Principal
Amount*
(000’s omitted)	Security	Value
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(8)	$308,450
	Waterford Gaming, LLC, Sr. Notes
243	8.625%, 9/15/14(4)(8)	156,711

		$4,707,282

Oil and Gas — 0.5%
	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
1,000	8.25%, 12/15/17(8)	$1,093,750
335	8.50%, 12/15/19	375,200
	Compton Petroleum Finance Corp.
145	10.00%, 9/15/17	121,112
	Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	52,250
	El Paso Corp., Sr. Notes
116	9.625%, 5/15/12	123,793
	Forbes Energy Services, Sr. Notes
290	11.00%, 2/15/15	292,900
	OPTI Canada, Inc., Sr. Notes
45	8.25%, 12/15/14	27,225
	Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18	130,238
	Petroplus Finance, Ltd.
145	7.00%, 5/1/17(8)	134,125
	Quicksilver Resources, Inc., Sr. Notes
125	11.75%, 1/1/16	146,875
	SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	60,900

		$2,558,368

Publishing — 0.2%
	Laureate Education, Inc.
1,000	10.00%, 8/15/15(8)	$1,052,500
	Nielsen Finance, LLC
70	12.50%, (0.00% until 8/1/11), 8/1/16	73,937

		$1,126,437

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
175	7.50%, 3/1/14	$178,063
	Kansas City Southern Mexico, Sr. Notes
280	7.625%, 12/1/13	286,300
100	7.375%, 6/1/14	104,750
500	8.00%, 2/1/18(8)	546,875

		$1,115,988

Retailers (Except Food and Drug) — 0.6%
	Amscan Holdings, Inc., Sr. Sub. Notes
400	8.75%, 5/1/14	$406,000
	Neiman Marcus Group, Inc.
739	9.00%, 10/15/15	778,218
	Sally Holdings, LLC, Sr. Notes
665	9.25%, 11/15/14	701,575
20	10.50%, 11/15/16	22,200
	Toys “R” Us
1,000	10.75%, 7/15/17	1,152,500

		$3,060,493

Principal
Amount*
(000’s omitted)	Security	Value
Steel — 0.0%(9)
	RathGibson, Inc., Sr. Notes
445	11.25%, 2/15/14(5)	$45

		$45

Telecommunications — 0.7%
	Avaya, Inc., Sr. Notes
1,000	9.75%, 11/1/15	$1,040,000
	Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes
500	12.00%, 12/1/15(8)	547,500
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	972,000
	NII Capital Corp.
335	10.00%, 8/15/16	376,875
	Telesat Canada/Telesat, LLC, Sr. Notes
590	11.00%, 11/1/15	665,225

		$3,601,600

Utilities — 1.6%
	Calpine Corp., Sr. Notes
4,725	7.50%, 2/15/21(8)	$4,807,687
3,350	7.875%, 1/15/23	3,404,438
	NGC Corp.
390	7.625%, 10/15/26	254,475
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	21,100

		$8,487,700

Total Corporate Bonds & Notes (identified cost $54,754,489)		$55,323,768

Asset-Backed Securities — 1.6%

Principal
Amount
(000’s omitted)	Security	Value
$462	Alzette European CLO SA, Series 2004-1A, Class E2, 6.802%, 12/15/20(11)	$388,454
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.234%, 2/24/19(8)(11)	482,302
753	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(8)(11)	615,522
1,007	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(3)(8)(11)	701,665
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.736%, 8/11/16(8)(11)	875,295
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.803%, 3/8/17(11)	874,384
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(11)	621,926
707	Comstock Funding Ltd., Series 2006-1A, Class D, 4.544%, 5/30/20(8)(11)	570,634
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.854%, 7/30/16(8)(11)	1,333,385
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.604%, 7/27/16(8)(11)	900,762
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.538%, 4/25/21(8)(11)	843,798

Total Asset-Backed Securities (identified cost $9,548,073)		$8,208,127

Common Stocks — 1.7%

Shares	Security	Value
Aerospace and Defense — 0.0%(9)
12,734	ACTS Aero Technical Support & Service, Inc.(4)(12)(13)	$130,522

		$130,522

Air Transport — 0.0%(9)
3,971	Delta Air Lines, Inc.(12)	46,341

		$46,341

Automotive — 0.7%
18,702	Dayco Products, LLC(12)(13)	$1,084,716
44,747	Hayes Lemmerz International, Inc.(4)(12)(13)	2,371,591

		$3,456,307

Building and Development — 0.1%
253	Panolam Holdings Co.(4)(12)(14)	$201,163
508	United Subcontractors, Inc.(4)(12)(13)	52,373

		$253,536

Chemicals and Plastics — 0.0%
438	Wellman Holdings, Inc.(4)(12)(13)	$0

		$0

Diversified Manufacturing — 0.1%
323,008	MEGA Brands, Inc.(12)	$221,099

		$221,099

Ecological Services and Equipment — 0.0%(9)
6,211	Environmental Systems Products Holdings, Inc.(4)(12)(14)	$39,378

		$39,378

Financial Intermediaries — 0.0%(9)
78	RTS Investor Corp.(4)(12)(13)	$1,828

		$1,828

Food Service — 0.0%(9)
23,029	Buffets, Inc.(4)(12)	$111,691

		$111,691

Leisure Goods/Activities/Movies — 0.2%
50,438	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$1,122,245

		$1,122,245

Lodging and Casinos — 0.1%
71	Greektown Superholdings, Inc.(12)	$5,503
35,670	Tropicana Entertainment, Inc.(12)(13)	615,307

		$620,810

Nonferrous Metals/Minerals — 0.0%(9)
701	Euramax International, Inc.(4)(12)(13)	$217,372

		$217,372

Oil and Gas — 0.0%(9)
1,397	SemGroup Corp.(12)	$40,234

		$40,234

Publishing — 0.4%
3,990	Ion Media Networks, Inc.(4)(12)(13)	$1,855,350
10,718	MediaNews Group, Inc.(4)(12)(13)	203,640
2,290	Source Interlink Companies, Inc.(4)(12)(13)	28,854
9,554	SuperMedia, Inc.(12)	67,929

		$2,155,773

Shares	Security	Value
Steel — 0.1%
23,138	KNIA Holdings, Inc.(4)(12)(13)	$268,170
19,800	RathGibson Acquisition Co., LLC(4)(12)(14)	464,112

		$732,282

Total Common Stocks (identified cost $4,844,511)		$9,149,418

Preferred Stocks — 0.0%(9)

Shares	Security	Value
Ecological Services and Equipment — 0.0%(9)
1,422	Environmental Systems Products Holdings, Inc., Series A(4)(12)(14)	$88,477

		$88,477

Total Preferred Stocks (identified cost $24,885)		$88,477

Warrants — 0.0%(9)

Shares	Security	Value

Oil and Gas — 0.0%(9)
1,470	SemGroup Corp., Expires 11/30/14(12)	$10,290

		$10,290

Publishing — 0.0%
1,450	Reader’s Digest Association, Inc. (The), Expires 2/19/14(4)(12)(13)	$0

		$0

Total Warrants (identified cost $15)		$10,290

Miscellaneous — 0.0%

Shares	Security	Value
Air Transport — 0.0%
1,000,000	Delta Air Lines, Inc., Escrow Certificate(12)	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 4.7%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$22,179	Eaton Vance Cash Reserves Fund, LLC, 0.21%(15)	$22,179,247
2,273	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	2,273,265

Total Short-Term Investments (identified cost $24,452,512)		$24,452,512

Total Investments — 153.1% (identified cost $792,604,343)		$801,949,218

Less Unfunded Loan Commitments — (0.0)%(9)		$(284,389)

Net Investments — 153.1% (identified cost $792,319,954)		$801,664,829

Other Assets, Less Liabilities — (28.0)%		$(146,690,837)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.1)%		$(131,312,835)

Net Assets Applicable to Common Shares — 100.0%		$523,661,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)		This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $25,339,151 or 4.8% of the Trust’s net assets applicable to common shares.

(9)		Amount is less than 0.05%.

(10)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(12)		Non-income producing security.

(13)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)		Restricted security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $9,386.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

2/28/11	British Pound Sterling 3,197,000	United States Dollar 5,092,821	HSBC Bank USA	$(27,315)
2/28/11	Euro 10,000,000	United States Dollar 13,721,000	Goldman Sachs, Inc.	34,140
2/28/11	Euro 1,000,000	United States Dollar 1,345,530	State Street Bank and Trust Company	(23,156)
3/31/11	British Pound Sterling 3,197,000	United States Dollar 5,091,958	Goldman Sachs, Inc.	(26,895)
3/31/11	Euro 10,000,000	United States Dollar 13,725,000	HSBC Bank USA	43,155
4/28/11	British Pound Sterling 3,292,527	United States Dollar 5,241,111	JPMorgan Chase Bank	(29,433)
4/29/11	Euro 9,721,664	United States Dollar 13,342,886	Deutsche Bank	46,994

				$17,490

At January 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $124,289 and $106,799, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$793,091,044

Gross unrealized appreciation	$27,058,135
Gross unrealized depreciation	(18,484,350)

Net unrealized appreciation	$8,573,785

Restricted Securities

At January 31, 2011, the Trust owned the following securities (representing less than 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$39,378
Panolam Holdings Co.	12/30/09	253	139,024		201,163
RathGibson Acquisition Co., LLC	6/14/10	19,800	105,079		464,112

Total Common Stocks			$244,103		$704,653

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885		$88,477

			$24,885		$88,477

Total Restricted Securities			$268,988		$793,130

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$701,411,207	$3,021,030	$704,432,237
Corporate Bonds & Notes	—	54,848,872	474,896	55,323,768
Asset-Backed Securities	—	8,208,127	—	8,208,127
Common Stocks	375,603	2,827,771	5,946,044	9,149,418
Preferred Stocks	—	—	88,477	88,477
Warrants	—	10,290	0	10,290
Miscellaneous	—	0	—	0
Short-Term Investments	—	24,452,512	—	24,452,512

Total Investments	$375,603	$791,758,779	$9,530,447	$801,664,829

Forward Foreign Currency Exchange Contracts	$—	$124,289	$—	$124,289

Total	$375,603	$791,883,068	$9,530,447	$801,789,118

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(106,799)	$—	$(106,799)

Total	$—	$(106,799)	$—	$(106,799)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	in Warrants	Total
Balance as of October 31, 2010	$1,958,716	$528,020	$1,650,143	$328,797	$0	$4,465,676
Realized gains (losses)	(500,105)	—	84,460	117,398	—	(298,247)
Change in net unrealized appreciation (depreciation)	383,670	7,983	2,041,501	(215,418)	—	2,217,736
Cost of purchases	199,606	—	1,828	—	—	201,434
Proceeds from sales	(42,018)	(64,118)	(219,495)	(142,300)	—	(467,931)
Accrued discount (premium)	3,427	3,011	—	—	—	6,438
Transfers to Level 3*	1,017,734	—	2,387,607	—	—	3,405,341
Transfers from Level 3*	—	—	—	—	—	—

Balance as of January 31, 2011	$3,021,030	$474,896	$5,946,044	$88,477	$0	$9,530,447

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(116,330)	$(1,459)	$2,041,501	$(75,863)	$—	$1,847,849

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011